Equity - Additional Information (Detail)	Dec. 03, 2019 $ / shares shares	Dec. 03, 2019 $ / shares shares	May 04, 2018 $ / shares shares	May 04, 2018 $ / shares shares	Nov. 16, 2020 USD ($) $ / shares shares	Oct. 09, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 TWD ($) shares	Sep. 04, 2020 USD ($) $ / shares shares	Sep. 04, 2020 TWD ($) shares	Jul. 17, 2020 shares	Dec. 31, 2019 TWD ($) $ / shares shares
Number of shares issued											98,756,475
Amount of shares authorized | $								$ 165,000,000				$ 5,000,000,000
Number of shares authorized							500,000,000	500,000,000				500,000,000
Closing exchange rate							0.03	0.03
Other current liabilities | $							$ 918,150
After Redenomination Of Authorized Capital And Before Capital Reduction
Par value per shares | $ / shares							$ 0.33
Amount of shares authorized | $							$ 165,000,000
Number of shares authorized							500,000,000	500,000,000
Ordinary Shares
Par value per shares | $ / shares												$ 10
Open Market Agreement | Jefferies LLC | American Depository Receipts
Agregate amount of shares eligible to be sold | $						$ 50,000,000
Tenth Amended And Restated Memorandum Of Association | Approved Reduction Of Capital
Par value per shares | $ / shares					$ 0.01
Amount of shares authorized | $					$ 5,000,000
Number of shares authorized					500,000,000
Conversion From Shares To American Depository Receipts
Number of shares authorized									19,751,295	19,751,295
Conversion From Shares To American Depository Receipts | Custodian And Brokerage Fee Payable
Other current liabilities | $							$ 918,150
NT Dollar | Redenomination Of Authorized Capital
Par value per shares | $ / shares												$ 10.00
Amount of shares authorized | $										$ 5,000,000,000
Number of shares authorized									500,000,000	500,000,000
US Dollar | Redenomination Of Authorized Capital
Par value per shares | $ / shares									$ 0.33
Amount of shares authorized | $									$ 165,000,000
Number of shares authorized									500,000,000	500,000,000
Initial Public Offering
Number of shares issued	5,893,206	5,893,206	6,000,000	6,000,000
Offering price per share | (per share)	$ 2.50	$ 15.24	$ 7.03	$ 41.72
Initial Public Offering | Ordinary Shares
Number of shares issued	29,466,030	29,466,030	30,000,000	30,000,000